Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Other current assets
Schedule of other current assets

	December 31,	December 31,
	2024	2023
Other financial assets	6,496	848
Trade and other receivables	15,513	110,361
Contract asset (Indivior PLC)	—	40,907
Prepayments	169,649	217,008
Other current assets	7,967	—
Total other current assets	199,625	369,124